Financial risk management - D.6. Capital management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
EBITDA	$ 2,111	$ 2,228
Lease interest expense	(117)	(124)	$ (113)
Depreciation	(183)	(168)
EBITDAaL	1,812	1,936
Net debt	$ 5,956	$ 5,799
Net debt to EBITDAaL	329.00%	299.00%
Covenant, net debt to EBITDAaL ratio	3.0
Equity attributable to Owners of the Company	$ 3,529	$ 3,605
Net debt and equity	$ 9,485	$ 9,404
Gearing ratio	63.00%	62.00%